Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS
The subsequent events were evaluated through May 2, 2022, which is the issuance date of the audited consolidated financial statements.